Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	THE MIDDLEBY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-9973
Entity Tax Identification Number	36-3352497
Entity Address, Address Line One	1400 Toastmaster Drive
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60120
City Area Code	847
Local Phone Number	741-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000769520
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	MIDD
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	N/A